Derivative Financial Instruments - Summary of Maturity Dates of Gross-settled Derivative Financial Instruments (Details) - Gross Settled - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Inflow
Disclosure of derivative financial instruments
Assets Inflow	£ 8,022	£ 12,357
Liabilities Inflow	13,702	10,946
Outflow
Disclosure of derivative financial instruments
Assets Outflow	(6,744)	(11,109)
Liabilities Outflow	(13,394)	(10,451)
Within One Year | Forward Foreign Currency Contracts | Inflow
Disclosure of derivative financial instruments
Assets Inflow	5,743	7,345
Liabilities Inflow	12,407	10,661
Within One Year | Forward Foreign Currency Contracts | Outflow
Disclosure of derivative financial instruments
Assets Outflow	(4,727)	(6,567)
Liabilities Outflow	(12,096)	(10,185)
Within One Year | Cross-currency Swaps | Inflow
Disclosure of derivative financial instruments
Assets Inflow	14	1,756
Liabilities Inflow	17
Within One Year | Cross-currency Swaps | Outflow
Disclosure of derivative financial instruments
Assets Outflow	(22)	(1,655)
Liabilities Outflow	(36)
Between One and Two Years | Forward Foreign Currency Contracts | Inflow
Disclosure of derivative financial instruments
Assets Inflow	807	522
Liabilities Inflow	143	285
Between One and Two Years | Forward Foreign Currency Contracts | Outflow
Disclosure of derivative financial instruments
Assets Outflow	(779)	(498)
Liabilities Outflow	(113)	(266)
Between One and Two Years | Cross-currency Swaps | Inflow
Disclosure of derivative financial instruments
Assets Inflow	705	33
Liabilities Inflow	665
Between One and Two Years | Cross-currency Swaps | Outflow
Disclosure of derivative financial instruments
Assets Outflow	(592)	(54)
Liabilities Outflow	(689)
Between Two and Three Years | Cross-currency Swaps | Inflow
Disclosure of derivative financial instruments
Assets Inflow	9	1,446
Liabilities Inflow	10
Between Two and Three Years | Cross-currency Swaps | Outflow
Disclosure of derivative financial instruments
Assets Outflow	(15)	(1,261)
Liabilities Outflow	(15)
Between Three and Four Years | Cross-currency Swaps | Inflow
Disclosure of derivative financial instruments
Assets Inflow	9	19
Liabilities Inflow	460
Between Three and Four Years | Cross-currency Swaps | Outflow
Disclosure of derivative financial instruments
Assets Outflow	(15)	(29)
Liabilities Outflow	(445)
Between Four and Five Years | Cross-currency Swaps | Inflow
Disclosure of derivative financial instruments
Assets Inflow	9	469
Between Four and Five Years | Cross-currency Swaps | Outflow
Disclosure of derivative financial instruments
Assets Outflow	(15)	(451)
Beyond Five Years | Cross-currency Swaps | Inflow
Disclosure of derivative financial instruments
Assets Inflow	726	767
Beyond Five Years | Cross-currency Swaps | Outflow
Disclosure of derivative financial instruments
Assets Outflow	£ (579)	£ (594)